Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2021

2022	2023	2024	2025	2026	Thereafter
$390,981	$413,882	$443,576	$443,428	$267,345	$1,303,370

Contractual obligations
The Company has future minimum payments relating primarily to short-term vessel charters, terminal facilities, and other commitments that are not leases, as follows:

As at December 31, 2021

2022	2023	2024	2025	2026	Thereafter
$69,422	$38,652	$9,464	$1,283	$539	$2,194